Shareholders' Equity - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share	Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	7,834,500	7,849,000	7,108,500
Number of share options exercisable (in shares)	7,810,500
Vesting percentage	0.25
Vesting period	4 months
June 6, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,315,000
Number of share options exercisable (in shares)	1,315,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 1.70
Expiry Date	June 6, 2024
November 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	30,000
Number of share options exercisable (in shares)	30,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 1.80
Expiry Date	November 18, 2024
January 21, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	60,000
Number of share options exercisable (in shares)	60,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.22
Expiry Date	January 21, 2025
April 22, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	20,000
Number of share options exercisable (in shares)	20,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.50
Expiry Date	April 22, 2025
June 10, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,387,500
Number of share options exercisable (in shares)	1,387,500
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.62
Expiry Date	June 10, 2025
October 5, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	19,000
Number of share options exercisable (in shares)	19,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 3.50
Expiry Date	October 5, 2025
May 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,147,500
Number of share options exercisable (in shares)	1,147,500
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 4.11
Expiry Date	May 6, 2026
May 12, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	15,000
Number of share options exercisable (in shares)	15,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 4.28
Expiry Date	May 12, 2026
August 19, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	500,000
Number of share options exercisable (in shares)	500,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 3.66
Expiry Date	August 19, 2026
September 8, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	10,000
Number of share options exercisable (in shares)	10,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 3.51
Expiry Date	September 8, 2026
April 29, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,755,500
Number of share options exercisable (in shares)	1,755,500
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.56
Expiry Date	April 29, 2027
July 5, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	100,000
Number of share options exercisable (in shares)	100,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.45
Expiry Date	July 5, 2027
July 20, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	11,000
Number of share options exercisable (in shares)	11,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.45
Expiry Date	July 20, 2027
September 11, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	1,464,000
Number of share options exercisable (in shares)	1,440,000
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 2.55
Expiry Date	September 11, 2028